ROU Assets and Operating Lease Liabilities - Schedule of Remaining Contractual Maturities of Lease Liabilities (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Remaining Contractual Maturities of Lease Liabilities [Abstract]
Year ending December 31, 2026	¥ 106,669
Total future lease payments	106,669
Less: imputed interest	(866)
Present value of lease obligations	¥ 105,803	$ 15,126	¥ 367,798